FAIR VALUE GAINS (LOSSES), NET (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of fair value measurement of assets [abstract]
Schedule of fair value gains (losses)
The components of fair value gains (losses), net, are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2020	2019	2020	2019
Commercial properties	$(907)	$(1,144)	$(996)	$(837)
Commercial developments	94	124	182	287
Incentive fees(1)	(1)	—	(7)	—
Financial instruments and other(2)	11	(72)	(292)	(172)
Total fair values (losses) gains, net	$(803)	$(1,092)	$(1,113)	$(722)
(1)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(2)For the three and six months ended June 30, 2020, primarily includes fair value losses on financial instruments.